Significant Accounting Policies (Details) - shares	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	223,690,548	9,924,015	9,924,000
Warrant [Member]
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	216,440,548	4,774,015	4,774,000
Stock Option [Member]
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	7,250,000	5,150,000	5,150,000